RELATED PARTY TRANSACTIONS - Main transactions in 2024 (Details) - BRL (R$) R$ in Thousands	Jun. 17, 2024	Jun. 07, 2024
Chapada Piau I
RELATED PARTY TRANSACTIONS
Transaction Amount - Issuance of a bank guarantee		R$ 63,000
Companhia Hidro Eletrica Do Sao Francisco Chesf And Companhia De Geracao Termica De Energia Eletrica | Jirau Energia S.A.
RELATED PARTY TRANSACTIONS
Transaction Amount - Common shares issued	R$ 1,891,300
Sale of common shares issued	2,334,742,000
Capital stock (as a percent)	20.00%